Dividend Payable	6 Months Ended
Jun. 30, 2015
Dividends Payable [Abstract]
DIVIDEND PAYABLE
NOTE 8: DIVIDEND PAYABLE
On October 31, 2014, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2014 of $0.05 per share of common stock payable on January 6, 2015 to stockholders of record as of December 17, 2014. A dividend in the aggregate amount of $7,967 was paid on January 6, 2015 out of which $7,583 was paid to the stockholders of record as of December 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
On February 6, 2015, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2014 of $0.05 per share of common stock payable on April 2, 2015 to stockholders of record as of March 18, 2015. A dividend in the aggregate amount of $7,977 was paid on April 2, 2015 out of which $7,593 was paid to the stockholders of record as of March 18, 2015 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
On May 11, 2015, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2015 of $0.05 per share of common stock payable on July 2, 2015 to stockholders of record as of June 18, 2015. A dividend in the aggregate amount of $7,986 was paid on July 2, 2015 out of which $7,602 was paid to the stockholders of record as of June 18, 2015 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.
As of June 30, 2015, Navios Acquisition had paid dividends of $226 to the holders of the Series B and Series D Preferred Stock.